Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Related Parties [Abstract]
Schedule of Transactions with Related Parties

The compensation of key management personnel of the Group is analysed as follows:

	2025	2024	2023
Directors’ fee	428	642	849
Short-term employee benefits	3,251	3,343	2,772
Social security contributions and defined contribution plans	911	913	777
Employee benefit obligations	183	254	188
Expenses for stock options	—	367	587
Total	4,773	5,519	5,173

The aggregate value of transactions and outstanding balances related to directors were as follows.

	2025		2024		2023
	Cost	Amounts due	Cost	Amounts due	Cost	Amounts due
Finished products purchased from TTF	3,509	960	3,823	652	1,340	412
Purchase of agency services from the company REFLEX MARKETING	422	—	960	—	992	1
Rent service rendered by Steel Vessel Corporation	476	50	—	—	—	—
Total	4,407	1,010	4,783	652	2,332	413

	2025		2024		2023
	Income	Amounts owed	Income	Amounts owed	Income	Amounts owed
Selling of finished products to NAT STORE LTD	729	81	1,350	303	1,631	171
Selling of finished products to IN CASA GROUP PTY	2,738	726	1,741	593	1,735	732
Total	3,467	807	3,091	896	3,366	903

The following tables provide the total amount of transactions that have been entered into with such related parties for the relevant financial year. Such transactions have been conducted at arm’s length.

December 31, 2025

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	23,215	—	2,023	2,341	—
Natuzzi Texas LLC (joint venture)	1,577	—	—	4,739	—
Natuzzi Stores (UK) LTD (associate)	4,683	—	—	548	—
Natuzzi Design S.a.s. (other related party)	2,181	—	—	293	—
Natuzzi Arredamenti S.r.l. (other related party)	1,150	—	—	5	—
Natuzzi Sofa S.r.l. (other related party)	438	—	—	37	—
Total	33,244	—	2,023	7,963	—

The Parent Company received dividends declared by Natuzzi Trading Shanghai Co. Ltd in October 2025.

December 31, 2024

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	25,192	—	—	4,022	—
Natuzzi Texas LLC (joint venture)	1,251	—	—	3,515	—
Natuzzi Stores (UK) LTD (associate)	4,699	—	—	110	—
Natuzzi Design S.a.s. (other related party)	2,004	—	—	534	—
Natuzzi Arredamenti S.r.l. (other related party)	1,083	—	—	263	—
Natuzzi Sofa S.r.l. (other related party)	322	—	—	84	—
Total	34,551	—	—	8,528	—

December 31, 2023

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	26,523	—	—	4,198	—
Nars Miami LLC (associate)	167	431	—	103	75
Natuzzi Texas LLC (joint venture)	1,951	—	—	2,598	—
Natuzzi Stores (UK) LTD (associate)	5,876	—	—	44	—
Natuzzi Design S.a.s. (other related party)	2,130	—	—	724	—
Natuzzi Arredamenti S.r.l. (other related party)	1,619	—	—	243	—
Natuzzi Sofa S.r.l. (other related party)	385	—	—	56	—
Total	38,651	431	—	7,966	75